Fees Summary	Jan. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 988,000
Previously Paid Amount	0.00
Total Fee Amount	151.26
Total Offset Amount	0.00
Net Fee	151.26
Narrative - Max Aggregate Offering Price	$ 988,000
Final Prospectus	true